PAINEWEBBER AND MITCHELL
HUTCHINS/KIDDER, PEABODY
MUTUAL FUNDS

PAINEWEBBER OFFERS A FAMILY OF 22 MUTUAL FUNDS WHICH ENCOMPASS A DIVERSIFIED RANGE OF INVESTMENT GOALS. INVESTORS MAY EXCHANGE THEIR FUND SHARES WITH OTHER FUNDS WITHIN THE FAMILY.

INCOME FUNDS
o PW GLOBAL INCOME FUND
o PW HIGH INCOME FUND
o PW INVESTMENT GRADE INCOME FUND
o PW LOW DURATION U.S. GOVERNMENT INCOME FUND
o PW STRATEGIC INCOME FUND
o PW U.S. GOVERNMENT INCOME FUND

TAX-FREE INCOME FUNDS
o PW CALIFORNIA TAX-FREE INCOME FUND
o PW MUNICIPAL HIGH INCOME FUND
o PW NATIONAL TAX-FREE INCOME FUND
o PW NEW YORK TAX-FREE INCOME FUND

GROWTH FUNDS
o MH/KP EMERGING MARKETS EQUITY FUND
o MH/KP SMALL CAP GROWTH FUND
o PW CAPITAL APPRECIATION FUND
o PW GLOBAL EQUITY FUND
o PW GROWTH FUND
o PW REGIONAL FINANCIAL GROWTH FUND
o PW SMALL CAP VALUE FUND

GROWTH AND INCOME FUNDS
o MH/KP ASSET ALLOCATION FUND
o PW BALANCED FUND
o PW GROWTH AND INCOME FUND
o PW UTILITY INCOME FUND

PAINEWEBBER MONEY MARKET FUND
------------------
(COPYRIGHT) 1995 PAINEWEBBER INCORPORATED

         PRINTED ON
         RECYCLED PAPER

             MITCHELL HUTCHINS/
             KIDDER, PEABODY
             INTERMEDIATE FIXED
             INCOME FUND

   ANNUAL REPORT
   August 31, 1995

                     [This page intentionally left blank]

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
Recent Performance Results (unaudited)
--------------------------------------------------------------------------------

                                                                                     TOTAL RETURN1
                                         NET ASSET VALUE                  ------------------------------------
                          ----------------------------------------------      12 MONTHS          6 MONTHS
                          08/31/95              02/28/95     08/31/94      ENDED 08/31/95     ENDED 08/31/95
--------------------------------------------------------------------------------------------------------------
Class A Shares             $ 12.11               $11.60      $   11.66             9.60%              7.24%
Class B Shares               12.11                11.60          11.66             9.14               7.03
Class C Shares               12.10                11.60          11.66             9.83               7.43

PERFORMANCE SUMMARY CLASS A SHARES

                           NET ASSET VALUE
                       -----------------------   CAPITAL GAINS                          TOTAL
PERIOD COVERED         BEGINNING        ENDING    DISTRIBUTED    DIVIDENDS PAID2        RETURN1
--------------------------------------------------------------------------------------------------------------
03/12/92-12/31/92       $ 12.00        $12.27         --            $  0.6687           8.74 %
1993                      12.27         12.35      $  0.0930           0.6606           7.90
1994                      12.35         11.31         0.2150           0.6003          (3.59)
01/01/95-08/31/95         11.31         12.11         --               0.4172          10.88
                                       Totals:     $  0.3080        $  2.3468

                                  CUMULATIVE TOTAL RETURN AS OF 08/31/95: 25.43%

PERFORMANCE SUMMARY CLASS B SHARES
                           NET ASSET VALUE
                       -----------------------   CAPITAL GAINS                          TOTAL
PERIOD COVERED         BEGINNING        ENDING    DISTRIBUTED    DIVIDENDS PAID2        RETURN1
--------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93       $ 12.63        $12.35          --           $  0.3542            2.30%
1994                      12.35         11.31      $  0.2150           0.5417           (4.07)
01/01/95-08/31/95         11.31         12.11         --               0.3867           10.60
                                       Totals:     $  0.2150        $  1.2826

                                   CUMULATIVE TOTAL RETURN AS OF 08/31/95: 8.54%

PERFORMANCE SUMMARY CLASS C SHARES

                           NET ASSET VALUE
                       -----------------------   CAPITAL GAINS                          TOTAL
PERIOD COVERED         BEGINNING        ENDING    DISTRIBUTED    DIVIDENDS PAID2        RETURN1
--------------------------------------------------------------------------------------------------------------

05/10/93-12/31/93       $ 12.63        $12.35         --            $  0.4166            2.81%
1994                      12.35         11.30      $  0.2150           0.6293           (3.43)
01/01/95-08/31/95         11.30         12.10         --               0.4367           11.11
                                       Totals:     $  0.2150        $  1.4826

                                  CUMULATIVE TOTAL RETURN AS OF 08/31/95: 10.31%

AVERAGE ANNUAL RETURN
                             % RETURN WITHOUT
                                 DEDUCTING          % RETURN AFTER DEDUCTING
                           MAXIMUM SALES CHARGE       MAXIMUM SALES CHARGE
                         -------------------------  -------------------------
                                   CLASS                      CLASS
                         -------------------------  -------------------------
                           A*       B**     C***      A*       B**     C***
-----------------------------------------------------------------------------
Twelve Months
  Ended 08/31/95            9.60%    9.14%    9.83%    7.12%    9.14%    9.83%
Commencement of
  Operations
  Through 08/31/95+         6.75     3.61     4.34     6.04     3.61     4.34

 (1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and do not include sales charges; results for Class A shares would be lower if sales charges were included.
 (2) Certain distributions may contain short-term capital gains.
   * Maximum sales charge for Class A shares is 2.25% of the public offering price. Class A shares incur ongoing 12b-1 service fees.
  ** Class B shares are sold without initial or contingent deferred sales charges, but incur ongoing 12b-1 distribution and service fees.
 *** Class C shares are sold without initial or contingent deferred sales charges and are available to certain eligible participants.
   + Commencement of offering of shares dates are March 12, 1992, May 10, 1993 and May 10, 1993 for Class A, Class B and Class C shares, respectively.
--------------------------------------------------------------------------------

THE DATA ABOVE REPRESENT PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR

LESS THAN THEIR ORIGINAL COST.

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1995
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.85%

-------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                MATURITY    INTEREST
  (000)                                  DATES       RATES       VALUE
----------                             ----------  ----------  ----------
$     138   Charming Shoppes Master
            Trust....................   04/15/03     7.000%    $  140,285
       75   MBNA Master Credit
            Card.....................   02/15/08     6.450         73,313
      150   MBNA Master Credit
            Card.....................   01/15/03     6.600        151,148
      160   Standard Credit Card
            Services.................   06/07/00     6.750        161,800
                                                               ----------
Total Asset-Backed Securities
(cost--$522,534).....................                             526,546
                                                               ----------

-------------------------------------------------------------------------
CORPORATE NOTES--22.42%

      125   American Home Products...   02/15/00     7.700        130,726
      125   BCH Cayman Islands.......   06/15/04     8.250        131,663
      125   Bell Telephone Co. of
            Pennsylvania.............   12/15/30     8.350        147,029
      100   Boise Cascade Corp.......   08/01/97     7.375        101,199
       75   Central ME Power Co.
            MTN......................   06/02/98     7.400         75,563
      100   Columbia Healthcare
            Corp.....................   04/15/24     8.360        109,553
      100   Duty Free International
            Inc......................   01/15/04     7.000         92,623
      150   Ford Motor Credit

            Corp. ...................   05/15/99     7.250        153,206
      600   General Motors Acceptance
            Corp.....................   09/11/97     6.100        597,090
       50   Great Atlantic & Pacific
            Tea Co...................   01/15/98     9.125         52,111
      100   Great Lakes Power Inc....   12/01/99     8.900        105,981
      245   Hydro Quebec.............   02/01/12    8.250 to
                                           to        11.750
                                        04/15/26                  297,726
      240   Lehman Brothers..........   07/15/02     7.125        236,455
      100   National Westminster
            Bankcorp.................   11/15/03     9.375        115,234
      350   News America Holdings
            Inc......................   12/15/01    10.125 to
                                           to         12.000
                                        10/15/12                  395,510
      100   Nippon Telegraph &
            Telephone Corp...........   07/27/98     9.500        108,345
      100   Ontario Province CDA.....   08/04/05     7.000        101,175
      550   PaineWebber Group
            Inc.*....................   03/11/97     8.760        568,018
      200   Paramount Communications
            Inc......................   07/15/00     5.875        190,626
      150   Petroleos Mexicanos......   03/08/99     6.937        133,500
      175   Time Warner Entertainment
            Co.......................   06/15/05    7.750 to
                                           to        9.150
                                        02/01/23                  181,126
      125   Woolworth Corp...........   06/01/00     7.000        124,438
                                                               ----------
Total Corporate Notes
(cost--$4,108,671)...................                           4,148,897
                                                               ----------

-------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES--23.29%
-------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--5.34%
      294   Collateralized Mortgage
            Obligation Trust.........   01/01/17     8.000        298,366
      170   Community Loan Program...   10/01/18     4.500        142,163
      200   FHLMC....................   06/15/21     7.000        196,400
       84   FNMA.....................   02/01/24     0.000**       54,781
       94   FNMA.....................   04/01/23     7.000***      29,404
      108   Salomon Brothers Mortgage
              Securities, Series
              1984, Class 2 .........   11/01/12     8.125        110,352
      160   Vornado Financial
            Corp.....................   11/23/00     6.360        156,600
                                                               ----------
Total Collateralized Mortgage
Obligations (cost--$994,407).........                             988,066
                                                               ----------

FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES--7.71%
      800   FHLMC....................   09/01/95     5.670        800,000
      432   FHLMC....................   03/01/09     6.500        425,936
      204   FHLMC....................   08/01/25     7.000        200,620
                                                               ----------
Total Federal Home Loan Mortgage
Corporation Certificates
            (cost--$1,426,374).......                           1,426,556
                                                               ----------

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES--(CONCLUDED)
-------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                MATURITY    INTEREST
  (000)                                  DATES       RATES       VALUE
----------                             ----------  ----------  ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--2.47%
$     144   FNMA.....................   07/01/17     7.000%    $  144,814
      185   FNMA.....................   02/01/14     7.500        187,531
      120   FNMA.....................   04/01/17     8.500        125,162
                                                               ----------
Total Federal National Mortgage
Association Certificates
            (cost--$446,867).........                             457,507
                                                               ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--6.55%
       50   GNMA.....................   07/20/25     6.000         49,890
      167   GNMA.....................   08/20/25     6.000        166,948
      305   GNMA.....................   07/15/08     6.500        301,392
       41   GNMA.....................   08/20/25     6.500         41,132
       40   GNMA.....................   09/20/25     6.500         40,400
      283   GNMA.....................   10/15/16     9.000        299,852
       96   GNMA.....................   05/15/18     9.000        101,523
      197   GNMA.....................   08/15/17     9.500        210,519
                                                               ----------
Total Government National Mortgage
Association Certificates
            (cost--$1,204,614).......                           1,211,656
                                                               ----------
OTHER MORTGAGE-BACKED SECURITIES--1.22%

      216   Mid State Trust
            (cost--$221,363).........   04/01/30     8.330        226,506
                                                               ----------
Total Mortgage-Backed Securities
(cost--$4,293,625)...................                           4,310,291
                                                               ----------

--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS-- 45.76%
-------------------------------------------------------------------------
    5,893   U.S. Treasury Notes......   05/31/97    5.750 to
                                           to         7.875
                                        05/15/05                6,122,465

    1,950   U.S. Treasury Bonds......   05/15/05    7.625 to
                                           to        12.000
                                        02/15/25                2,345,133
                                                               ----------
Total U.S. Government Obligations
(cost--$8,231,420)...................                           8,467,598
                                                               ----------

--------------------------------------------------------------------------------

REPURCHASE AGREEMENT-- 4.16%
-------------------------------------------------------------------------

      770   Repurchase Agreement
            dated 08/31/95 with State
            Street Bank & Trust Co.,
            collateralized by
            $825,000 U.S. Treasury
            Bill, 5.250% due
            06/27/96; proceeds:
            $770,123
            (cost--$770,000).........   09/01/95     5.750        770,000
                                                               ----------
TOTAL INVESTMENTS
(cost--$17,926,250)--98.48%..........                          18,223,332
Other assets in excess of
liabilities--1.52%...................                             281,305
                                                               ----------
NET ASSETS--100.00%..................                         $18,504,637
                                                               ----------
                                                               ----------


------------------
  * Deemed to be affiliated security. During the year ended August 31, 1995, the Fund earned $48,180 in interest income on such security.
 ** Principal only security. This security entitles the holder to receive principal payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of principle paydowns. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.
*** Interest only security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

                 See accompanying notes to financial statements

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
August 31, 1995
--------------------------------------------------------------------------------

ASSETS
    Investments, at value (cost--$17,926,250)...............   $18,223,332
    Cash....................................................         5,571
    Receivable for securities sold..........................       449,503
    Interest receivable.....................................       251,296
    Receivable from investment adviser......................        33,358
    Receivable for shares of beneficial interest sold.......           629
    Deferred organizational expenses........................        65,211
    Other assets............................................        13,357
                                                               -----------
        Total assets........................................    19,042,257
                                                               -----------
LIABILITIES
    Payable for investments purchased.......................       412,650
    Dividends payable.......................................        44,526
    Payable for shares of beneficial interest repurchased...        34,064
    Accrued expenses........................................        46,380
                                                               -----------
        Total liabilities...................................       537,620
                                                               -----------
NET ASSETS
    Beneficial interest shares of $0.001 par value

     outstanding (unlimited amount authorized)..............    19,652,508
    Accumulated net realized losses from investment
     transactions...........................................    (1,444,953)
    Net unrealized appreciation of investments..............       297,082
                                                               -----------
    Net assets..............................................   $18,504,637
                                                               -----------
                                                               -----------
CLASS A:
    Net assets..............................................   $15,664,222
                                                               -----------
    Shares outstanding......................................     1,293,781
                                                               -----------
    Net asset value and redemption value per share..........        $12.11
                                                               -----------
                                                               -----------
    Maximum offering price per share (net asset value plus
     sales charge of 2.25% of offering price)...............        $12.39
                                                               -----------
                                                               -----------
CLASS B:
    Net assets..............................................    $1,898,429
                                                               -----------
    Shares outstanding......................................       156,795
                                                               -----------
    Net asset value, offering price and redemption value per
     share..................................................        $12.11
                                                               -----------
                                                               -----------
CLASS C:
    Net assets..............................................      $941,986
                                                               -----------
    Shares outstanding......................................        77,838
                                                               -----------
    Net asset value, offering price and redemption value per
    share...................................................        $12.10
                                                               -----------
                                                               -----------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended August 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:

   Interest.................................................  $1,924,346
                                                              ----------

EXPENSES:
   Investment advisory and administration fees..............     183,922
   Service fees--Class A....................................      56,965
   Service and distribution fees--Class B...................      16,206
   Custody and accounting fees..............................      62,779
   Legal and audit fees.....................................      50,078
   Amortization of organizational expenses..................      36,513
   Reports and notices to shareholders......................      33,507
   Transfer agency and service fees.........................      25,894
   Federal and state registration fees......................      24,033
   Trustees' fees and expenses..............................      10,000
   Other....................................................       4,724
                                                              ----------
   Total expenses...........................................     504,621
   Less: Fee waivers........................................     (69,892)
                                                              ----------
   Net expenses.............................................     434,729
                                                              ----------

NET INVESTMENT INCOME.......................................   1,489,617
                                                              ----------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT AND
  OPTION TRANSACTIONS:
   Net realized losses from investment and option
     transactions...........................................  (1,021,879)
   Net change in unrealized appreciation/depreciation of
     investments and options................................   1,479,862
                                                              ----------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT AND OPTION
  TRANSACTIONS..............................................     457,983
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $1,947,600
                                                              ----------
                                                              ----------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     FOR THE     FOR THE
                                                    YEAR ENDED  YEAR ENDED

                                                    AUGUST 31,  AUGUST 31,
                                                       1995        1994
                                                    ----------  ----------

FROM OPERATIONS:
   Net investment income..........................  $1,489,617  $2,358,587
   Net realized losses from investment and option
     transactions.................................  (1,021,879) (1,080,046)
   Net change in unrealized
     appreciation/depreciation of investments and
     options......................................   1,479,862  (2,781,878)
                                                    ----------  ----------
   Net increase (decrease) in net assets resulting
     from operations..............................   1,947,600  (1,503,337)
                                                    ----------  ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income--Class A.................  (1,298,081) (2,152,026)
   Net investment income--Class B.................    (112,596)   (126,577)
   Net investment income--Class C.................     (78,940)    (79,984)
   Net realized capital gains--Class A............       --       (861,874)
   Net realized capital gains--Class B............       --        (49,787)
   Net realized capital gains--Class C............       --        (27,420)
                                                    ----------  ----------
   Total dividends and distributions to
     shareholders.................................  (1,489,617) (3,297,668)
                                                    ----------  ----------

FROM BENEFICIAL INTEREST TRANSACTIONS:
   Net proceeds from the sale of shares...........    1,068,448    9,963,505
   Cost of shares repurchased.....................  (22,776,107) (29,198,771)
   Proceeds from dividends reinvested.............    1,056,362    2,498,504
                                                    -----------  -----------
   Net decrease in net assets from beneficial
     interest transactions........................  (20,651,297) (16,736,762)
                                                    -----------  -----------
   Net decrease in net assets.....................  (20,193,314) (21,537,767)

NET ASSETS:
   Beginning of period............................   38,697,951   60,235,718
                                                     ----------  -----------
   End of period..................................  $18,504,637  $38,697,951
                                                    -----------  -----------
                                                    -----------  -----------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND


--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Mitchell Hutchins/Kidder, Peabody Intermediate Fixed Income Fund (formerly Kidder, Peabody Intermediate Fixed Income Fund) (the 'Fund') is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

     Organizational Matters--The Fund offers Class A, Class B, and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales structure and ongoing service and distribution charges. All classes of shares have equal rights as to voting privileges, except that each class has exclusive voting rights with respect to its distribution plan.

     Valuation of Investments--The Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined by or under the direction of the Trustees. The value of U.S. government securities for which quotations are available are based on the average of quoted bid and asked prices. An independent pricing service is used to determine valuations for normal institutional-size trading units of securities. Options which are traded on exchanges are valued at their last sales price as of the close of such exchanges. Futures are valued daily using the last sales price as of the close of trading on the Chicago Board of Trade. Short-term obligations with maturities of 60 days or less are valued at amortized cost if their term to maturity from date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from date of purchase when acquired by the Fund was greater than 60 days. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

     Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses are determined on the identified cost basis. Interest income is earned from settlement date and is recognized on an accrual basis. Income and Fund-level expenses are allocated to each class on a pro-rata basis based upon each class' daily settled net assets. Class-specific expenses are charged directly to each class.

     Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     Federal Tax Status--It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required. In addition, by distributing during each calendar year substantially all of its net

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
Notes to Financial Statements-- (continued)
--------------------------------------------------------------------------------
investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a Federal excise tax.

     At August 31, 1995, the Fund had a net capital loss carryforward of $1,444,953. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire August 31, 2003.

     Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These 'book/tax' differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

     Option Writing/Purchasing--The Fund may write options to increase its income or to hedge a portion of its portfolio. When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability is subsequently 'marked to market' to reflect the current market value of the option written. If an option which the Fund has written expires on its stipulated date, the Fund realizes a gain in the amount of the premium originally received, and the liability related to such option is extinguished. If the Fund enters into a closing purchase transaction, it realizes a gain or loss determined by the difference between the premium received and the cost of the closing transaction. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. As the writer of an option, the Fund may have no control over whether the underlying securities are sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in price of the security underlying the written option.


     The Fund may purchase a call or put option to hedge against adverse market shifts. The premium paid by the Fund for the purchase of a call or put option is included in the Fund's statement of assets and liabilities as an investment and subsequently 'marked to market' to reflect the current market value of the option purchased. If a call or put option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
Notes to Financial Statements-- (continued)
--------------------------------------------------------------------------------
and the proceeds from such sale are decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security that the Fund purchases upon exercise is increased by the premium originally paid. Certain risks may arise upon writing or purchasing options from the potential inability of counterparties to meet the terms of the options.

     Futures Contracts--A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by 'marking to market' on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

     The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in the movement of the futures contracts and the underlying hedged asset.

     Securities Lending--The Fund may lend securities to well-known and recognized U.S. and foreign brokers, dealers and banks. The Fund's loans of securities will be collateralized by cash, letters of credit or government securities. The cash or instruments collateralizing the Fund's loans of securities will be maintained at all times in a segregated account with the Fund's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities.

INVESTMENT ADVISER AND ADMINISTRATOR


     The Fund's investment adviser and administrator receive compensation from the Fund. Fees paid by the Fund for investment advisory and administration services are payable monthly, and calculated and accrued daily by applying an annual rate of 0.70% to the net assets of the Fund, determined at the close of business each day.

     At a special meeting of shareholders on April 13, 1995, Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a wholly owned subsidiary of PaineWebber Incorporated, was appointed investment adviser and administrator of the Fund and GE Investment Management Incorporated ('GEIM') was appointed the Fund's sub-adviser. The Fund pays the same fee for investment advisory and administration services to Mitchell Hutchins as was previously paid to Kidder Peabody Asset Management, Inc. ('KPAM'), as described in the Fund's prospectus. Mitchell Hutchins (not the Fund) pays GEIM a fee for sub-advisory services at the annual rate of 0.50% of the Fund's average net assets. Mitchell Hutchins and GEIM continue to manage the Fund in accordance with the Fund's investment objective, policies and restrictions as stated in the Prospectus.

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
Notes to Financial Statements-- (continued)
--------------------------------------------------------------------------------

     Investment advisory functions for the Fund were previously transferred from KPAM to Mitchell Hutchins on an interim basis as a result of an asset purchase transaction by and among Kidder, Peabody Group Inc., its parent, General Electric Company, and Paine Webber Group Inc. That period began on February 13, 1995 and ended on April 13, 1995.

     In compliance with applicable state securities laws, the Fund's investment adviser will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. Pursuant to the above limitation, no expense reimbursement was required for the year ended August 31, 1995. However, Mitchell Hutchins voluntarily waived advisory and administration fees in the amount of $69,892 for the year ended August 31, 1995.

DISTRIBUTION PLANS

     Effective February 13, 1995, Mitchell Hutchins has served as the exclusive distributor of the Fund's shares. Under separate plans of distribution, Class A shares are sold subject to a front-end sales load and incur a service fee of 0.25% per annum of average class net assets. Class B shares are sold at net asset value without a sales load and incur a distribution fee of 0.50% per annum and a service fee of 0.25% per annum of average class net assets. The Fund pays the service and distribution fees monthly. For these services for the period ended Feburary 13, 1995, Kidder, Peabody & Co. Inc., the Fund's predecessor distributor, earned $38,301 in fees. For the period February 13, 1995 through August 31, 1995, Mitchell Hutchins earned $34,870 in fees. Mitchell Hutchins also receives the proceeds of any front-end sales loads with respect to the purchase of Class A shares.

INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at August 31, 1995 was substantially the same as the cost of securities for financial statement purposes.

     At August 31, 1995, the components of the net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value
  over cost)................................................   $352,303
Gross depreciation (investments having an excess of cost
  over value)...............................................    (55,221)
                                                               --------
Net unrealized appreciation of investments..................   $297,082
                                                               --------
                                                               --------

     For the year ended August 31, 1995, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $50,260,934 and $70,828,429, respectively.

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
Notes to Financial Statements-- (concluded)
--------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                 CLASS A                    CLASS B                  CLASS C
                                        -------------------------   -----------------------   ----------------------
                                          SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                                        ----------   ------------   ---------   -----------   --------   -----------
For the year ended August 31, 1995:
  Shares sold.........................      30,037   $    352,431      45,548   $   526,952     16,358   $   189,065
  Dividends reinvested in additional

    Fund shares.......................      77,229        897,507       7,792        90,683      5,884        68,172
  Shares repurchased..................  (1,748,271)   (20,175,720)   (136,335)   (1,569,195)   (88,557)   (1,031,192)
                                        ----------   ------------   ---------   -----------   --------   -----------
Net decrease..........................  (1,641,005)  $(18,925,782)    (82,995)  $  (951,560)   (66,315)  $  (773,955)
                                        ----------   ------------   ---------   -----------   --------   -----------
                                        ----------   ------------   ---------   -----------   --------   -----------
For the year ended August 31, 1994:
  Shares sold.........................     452,513   $  5,600,161     233,486   $ 2,887,987    120,023   $ 1,475,357
  Dividends reinvested in additional
    Fund shares.......................     184,168      2,245,936      12,288       148,583      8,593       103,985
  Shares repurchased..................  (2,197,635)   (26,682,102)   (138,949)   (1,636,839)   (73,435)     (879,830)
                                        ----------   ------------   ---------   -----------   --------   -----------
Net increase (decrease)...............  (1,560,954)  $(18,836,005)    106,825   $ 1,399,731     55,181   $   699,512
                                        ----------   ------------   ---------   -----------   --------   -----------
                                        ----------   ------------   ---------   -----------   --------   -----------

PROPOSED REORGANIZATION

     The Board of Trustees of the Trust have approved a Plan of Reorganization and Termination (the 'Reorganization') for submission to its shareholders at a special meeting held on October 19, 1995. If the proposed Reorganization is approved and implemented, all the Fund's assets will be acquired and its liabilities assumed by PaineWebber U.S. Government Income Fund ('U.S. Government Income Fund') in a tax-free reorganization. As a result of the Reorganization, the two funds' assets would be combined and each Fund shareholder would, on the closing date of the transaction, receive a number of full and fractional shares of the corresponding class of shares of U.S. Government Income Fund having an aggregate value equal to the value of the shareholder's holdings in the Fund. There can be no assurance that the Fund's shareholders will approve the Reorganization.

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

    Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                        CLASS A
                               ----------------------------------------------------------
                                       FOR THE YEARS ENDED
                                           AUGUST 31,                        FOR THE
                               -----------------------------------         PERIOD ENDED
                                1995          1994          1993         AUGUST 31, 1992+
                               -------       -------       -------       ----------------

Net asset value,
  beginning of period....       $11.66        $12.77        $12.56              $12.00
                               -------       -------       -------           --------
  Net investment
    income...............         0.66          0.57          0.74               0.39
  Net realized and
    unrealized gains
    (losses)
    from investment and
    option
    transactions.........         0.45         (0.89)         0.30               0.56
                               -------       -------       -------           --------
Net increase (decrease)
  from investment
  operations.............         1.11         (0.32)         1.04               0.95
                               -------       -------       -------           --------
  Dividends from net
    investment income....        (0.66)        (0.57)        (0.74)             (0.39)
  Distributions from net
    realized capital
    gains................        --            (0.22)        (0.09)            --
                               -------       -------       -------           --------
  Total dividends and
    distributions........        (0.66)        (0.79)        (0.83)             (0.39)
                               -------       -------       -------           --------
Net asset value, end of
  period.................       $12.11        $11.66        $12.77             $12.56
                               -------       -------       -------           --------
                               -------       -------       -------           --------
Total investment return
  (1)....................         9.60%        (2.62)%        8.80%             17.02%
                               -------       -------       -------           --------
                               -------       -------       -------           --------
Ratios/Supplemental data:
Net assets, end of period
  (000's)................      $15,664       $34,222       $57,402           $ 48,632
Ratios of expenses, net
  of fee waivers, to
  average net assets.....         1.62%         1.46%         1.08%              0.40%*
Ratios of expenses,
  before fee waivers, to
  average net assets.....         1.91%         1.46%         1.31%              1.63%*
Ratios of net investment
  income to average net
  assets.................         5.70%         4.69%         5.73%              6.76%*
Portfolio turnover
  rate...................          199%          279%          149%                33%

------------------


   + For the period March 12, 1992 (commencement of offering of shares) to August 31, 1992.
  ++ For the period May 10, 1993 (commencement of offering of shares) to August 31, 1993.
   *  Annualized
 (1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results of Class A would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
Financial Highlights--(concluded)
--------------------------------------------------------------------------------

                                                CLASS B                                                 CLASS C
                              -------------------------------------------             -------------------------------------------
                              FOR THE YEARS ENDED                                     FOR THE YEARS ENDED
                                  AUGUST 31,                 FOR THE                      AUGUST 31,                 FOR THE
                              -------------------         PERIOD ENDED                -------------------         PERIOD ENDED
                               1995         1994        AUGUST 31, 1993++              1995         1994        AUGUST 31, 1993++
                              ------       ------       -----------------             ------       ------       -----------------
                              $11.66       $12.77            $ 12.63                  $11.66       $12.76            $ 12.63
                              ------       ------            -------                  ------       ------            -------
                                0.60         0.51               0.19                    0.69         0.60               0.22
                                0.45        (0.89)              0.14                    0.44        (0.88)              0.13
                              ------       ------            -------                  ------       ------            -------
                                1.05        (0.38)              0.33                    1.13        (0.28)              0.35
                              ------       ------            -------                  ------       ------            -------
                               (0.60)       (0.51)             (0.19)                  (0.69)       (0.60)             (0.22)
                                --          (0.22)           --                         --          (0.22)           --
                              ------       ------            -------                  ------       ------            -------
                               (0.60)       (0.73)             (0.19)                  (0.69)       (0.82)             (0.22)
                              ------       ------            -------                  ------       ------            -------
                              $12.11       $11.66            $ 12.77                  $12.10       $11.66            $ 12.76
                              ------       ------            -------                  ------       ------            -------
                              ------       ------            -------                  ------       ------            -------
                                9.14%       (3.11)%             8.53%                   9.83%       (2.30)%             9.04%
                              ------       ------            -------                  ------       ------            -------
                              ------       ------            -------                  ------       ------            -------
                              $1,898       $2,796            $ 1,698                    $942       $1,680            $ 1,136
                                2.12%        1.96%              1.53%*                  1.37%        1.21%              0.83%*
                                2.41%        1.96%              1.76%*                  1.66%        1.21%              1.06%*
                                5.20%        4.20%              5.28%*                  5.95%        4.94%              5.98%*

                                 199%         279%               149%                    199%         279%               149%

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of
Mitchell Hutchins/Kidder, Peabody Intermediate Fixed Income Fund
(One of the portfolios constituting Mitchell Hutchins/Kidder, Peabody Investment Trust):

     We have audited the accompanying statement of assets and liabilities of Mitchell Hutchins/Kidder, Peabody Intermediate Fixed Income Fund as of August 31, 1995, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 1994 and the financial highlights for each of the three years in the period then ended were audited by other auditors whose report dated October 14, 1994 expressed an unqualified opinion on that statement and financial highlights.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the 1995 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mitchell Hutchins/Kidder, Peabody Intermediate Fixed Income Fund as of August 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with generally accepted accounting principles.

                                                     Ernst & Young LLP




New York, New York
October 18, 1995

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
Tax Information
--------------------------------------------------------------------------------

     We are required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (August 31, 1995) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the distributions paid during the period by the Fund were derived from net investment income and are taxable as ordinary income.

     Dividends received by tax-exempt recipients (e.g. IRA's and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g. corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting.

     Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar 1995. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1996. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
Shareholder Information
--------------------------------------------------------------------------------

     A special meeting of shareholders of Mitchell Hutchins/Kidder, Peabody Intermediate Fixed Income Fund (the 'Fund'), a series of Mitchell Hutchins/Kidder, Peabody Investment Trust ('Trust'), was held on April 13, 1995. At the meeting David J. Beaubien, William W. Hewitt, Jr., Thomas R. Jordan, Frank P.L. Minard and Carl W. Schafer were elected as trustees to serve without limit in time, subject to resignation, retirement or removal. In addition, the selection of Deloitte & Touche LLP as the Fund's independent accountants was ratified. Each series of the Trust voted separately on all matters being considered by the series, except for the election of trustees and ratification or rejection of the Trust's independent accountants, as to which the shares of all series of the Trust voted together as a single class.


                             All Shares of the Trust Voting as a Single Class
                                (Votes of the Fund's Shareholders Noted in
                                               Parenthesis)
                          ------------------------------------------------------
                               Shares Voted            Shares Withhold Authority
                          ----------------------       -------------------------
David J. Beaubien......   20,990,961 (1,367,253)            773,340 (61,055)
William W. Hewitt,
  Jr...................   20,990,961 (1,367,253)            773,340 (61,055)
Thomas R. Jordan.......   20,990,961 (1,367,253)            773,340 (61,055)
Frank P.L. Minard......   20,990,961 (1,367,253)            773,340 (61,055)
Carl W. Schafer........   20,990,961 (1,367,253)            773,340 (61,055)

                                  All Shares of the Trust Voting as a Single Class
                               (Votes of the Fund's Shareholders Noted in Parenthesis)
                            -------------------------------------------------------------
                                    Shares               Shares              Shares
                                  Voted For           Voted Against    Withhold Authority
                            ----------------------   ---------------   ------------------
Ratification of the
  selection of Deloitte &
  Touche LLP.............   20,423,671 (1,379,881)   544,111 (1,503)     796,520 (46,924)

     (Note: On July 20, 1995, the Board of Trustees appointed Ernst & Young LLP as the Fund's independent auditors.)

     In addition, the following agreements were approved for the Fund:

     1) An interim investment advisory agreement between the Fund and Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins') containing substantially the same terms, conditions and fees as the previous investment advisory agreement with Kidder Peabody Asset Management, Inc. ('KPAM').

MITCHELL HUTCHINS/KIDDER, PEABODY INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
Shareholder Information
--------------------------------------------------------------------------------

     The votes were as follows:

                            All Shares of the Fund Voting as a Single Class
                            ------------------------------------------------
                             Shares         Shares              Shares

                            Voted For    Voted Against    Withhold Authority
                            ---------    -------------    ------------------
                            1,365,077         565               62,667

     2) An interim investment sub-advisory agreement with the Fund's current investment sub-adviser containing substantially the same terms, conditions and fees as its previous investment sub-advisory agreement with that investment sub-adviser.

     The votes were as follows:

                            All Shares of the Fund Voting as a Single Class
                            ------------------------------------------------
                             Shares         Shares              Shares
                            Voted For    Voted Against    Withhold Authority
                            ---------    -------------    ------------------
                            1,360,964         565               66,779

     3) A new investment advisory and administration agreement between the Fund and Mitchell Hutchins containing the same fees and substantively similar material terms and conditions as the previous investment advisory agreement with KPAM to commence on the termination of the interim agreement.

     The votes were as follows:

                            All Shares of the Fund Voting as a Single Class
                            ------------------------------------------------
                             Shares         Shares              Shares
                            Voted For    Voted Against    Withhold Authority
                            ---------    -------------    ------------------
                            1,362,510         565               65,234

     4) A new investment sub-advisory agreement with the Fund's current investment sub-adviser containing substantially the same terms, conditions and fees as its previous investment sub-advisory agreement with that investment sub-adviser to commence on the termination of the interim agreement.

     The votes were as follows:

                            All Shares of the Fund Voting as a Single Class
                            ------------------------------------------------
                             Shares         Shares              Shares

                            Voted For    Voted Against    Withhold Authority
                            ---------    -------------    ------------------
                            1,361,902        1,503              46,924

     Broker non-votes and abstentions are included within the 'Shares Withhold Authority' totals.

--------------------------------------

TRUSTEES

David J. Beaubien

William W. Hewitt, Jr.

Thomas R. Jordan

Frank P.L. Minard

Carl W. Schafer
--------------------------------------

OFFICERS

Margo N. Alexander
President
Dennis L. McCauley
Vice President
Victoria E. Schonfeld
Vice President
Dianne E. O'Donnell
Vice President and Secretary
Julian F. Sluyters
Vice President and Treasurer
--------------------------------------

INVESTMENT ADVISER,
ADMINISTRATOR AND
DISTRIBUTOR

Mitchell Hutchins Asset Management
Inc.
1285 Avenue of the Americas
New York, New York 10019
--------------------------------------

INVESTMENT SUB-ADVISER

GE Investment Management Incorporated

3003 School Street
Stamford, Connecticut 06904
--------------------------------------

This report is not to be used in
connection with the offering of shares
of the Fund unless accompanied or
preceded by an effective prospectus.

A Prospectus containing more complete
information for any of the funds
listed on the back cover can be
obtained from a PaineWebber investment
executive or correspondent firm. Read
the prospectus carefully before
investing.